Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 838	$ 371	$ 320
Total net realized losses related to other-than-temporary impairments	0	(6)	(21)
Total net realized gains	838	365	299
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	430	309	466
Total net realized losses related to other-than-temporary impairments	0	0	(21)
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	295	62	(136)
Total net realized losses related to other-than-temporary impairments	0	(6)	0
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 113	$ 0	$ (10)